Fair Value of Assets Acquired and Liabilities Assumed - Immunologix, Inc. (Detail) (Immunologix, Inc. [Member], USD $) In Thousands, unless otherwise specified	Oct. 21, 2011
Immunologix, Inc. [Member]
Business Acquisition [Line Items]
Cash	$ 19
Other receivables	1
Prepaid expenses and other	6
Property and equipment	141
Intangible assets	13,921
Total assets acquired	14,088
Accounts payable	87
Accrued compensation and benefits	76
Long-term debt	75
Total liabilities assumed	238
Net assets acquired	$ 13,850